Cover Page	Dec. 09, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 09, 2025
Entity Registrant Name	Synovus Financial Corp.
Entity Incorporation, State or Country Code	GA
Entity File Number	1-10312
Entity Tax Identification Number	58-1134883
Entity Address, Address Line One	33 W. 14th Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31901
City Area Code	706
Local Phone Number	641-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000018349
Amendment Flag	false
Common Stock, $1.00 Par Value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	SNV
Security Exchange Name	NYSE
Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D
Entity Information [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D
Trading Symbol	SNV-PrD
Security Exchange Name	NYSE
Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E
Entity Information [Line Items]
Title of 12(b) Security	Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	SNV-PrE
Security Exchange Name	NYSE